ADVANCES TO SUPPLIERS, NET	12 Months Ended
Sep. 30, 2025
Advances To Suppliers Net
ADVANCES TO SUPPLIERS, NET

NOTE 7 –ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net, consist of the following:

Schedule of Advances to suppliers:	September 30, 2025	September 30, 2024

Raw materials purchase	$12,563,186	$9,480,638
Machinery and equipment	2,071,920	4,973,210
Others	1,303,003	15,451
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$15,938,109	$14,469,299